Business Combinations and Private Placement - Summary of Cash Outflows Associated With Acquisition (Details) - Alithya Digital Technology Corporation	Apr. 03, 2017 CAD ($)
Disclosure Of Business Combinations [Line Items]
Cash consideration for acquisition	$ 15,703,196
Cash acquired	(2,307,000)
Total consideration transferred	$ 13,396,000